SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2025 HKD ($)
Product Information [Line Items]
Foreign currency exchange rate, translation	7.7809				7.7809
Allowance for expected credit losses			$ 55,341	$ 0
Reversal of expected credit losses	(221)	$ (1,716)	55,341
Impairment of long-lived assets		0	0	0
Customer deposits	1,350		421,146		10,504
Cost of revenue	11,001,448	85,601,168	62,143,414	66,496,755
Uncertain tax positions		0	0	0
Unrecognized uncertain tax positions			0		$ 0
Shipping and Handling [Member]
Product Information [Line Items]
Cost of revenue	$ 400,411	$ 3,115,557	$ 1,534,507	$ 1,413,459